COMMITMENTS & CONTINGENCIES	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 12 - COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

DarkPulse, Inc. v. Twitter, Inc.

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company’s investigation of the Investor News matter remains ongoing.

Carebourn Capital, L.P. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-K.

On April 11, 2022, the Court held a hearing on Carebourn’s Motion to Compel DarkPulse. As of the date hereof, no decision has been rendered on Carebourn’s motion. On April 14, 2022, the Court granted the Company’s Motion to Enforce the Protective Order, and simultaneously denied Carebourn’s request for reconsideration of Carebourn’s Motion for Dispositive Relief. On April 27, 2022, the Court awarded the Company $18,858.18 in attorneys’ fees from Carebourn in connection with the Court’s April 14, 2022 decision on the Company’s Motion to Compel Carebourn. Carebourn has been ordered to pay the $18,858.18 on or before July 26, 2022.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

More Capital, LLC v. DarkPulse, Inc. et al

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company remains in active litigation with More Capital, LLC (“More”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-K.

On April 11, 2014, the Court held a hearing on the Company’s Motion to Compel More and More’s Motion for Summary Judgment. As of the date hereof, no decision has been rendered on either of the aforesaid motions.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

Goodman et al. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company remains in active litigation with Stephen Goodman (“Goodman”), Mark Banash (“Banash”), and David Singer (“Singer”) (Goodman, Banash, and Singer together, the “Series D Plaintiffs”). As of April 15, 2022, there has been no material updates to this litigation.

The Company remains committed to actively litigating its claims and defenses against the Series D Plaintiffs.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman (SDNY)

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company remains in active litigation with FirstFire Global Opportunities Fund, LLC (“FirstFire”), and Eli Fireman (“Fireman”) (FirstFire and Fireman together, the “FirstFire Parties”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-K.

On May 5, 2022, the Company filed its amended complaint (“FirstFire Amended Complaint”). Accordingly, the FirstFire Parties’ answer or motion in response to the FirstFire Amended Complaint is due on or before May 19, 2022.

FirstFire Global Opportunities Fund, LLC v. DarkPulse, Inc. (Del. Chancery Court)

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, there are no material updates to this litigation and the Company maintains its view that the FirstFire Delaware Chancery matter is fully disclosed. Absent any future material developments, no further disclosures will be made about the FirstFire Delaware Chancery matter.

DarkPulse, Inc. v. EMA Financial, LLC et al

As disclosed in greater detail in the Company’s Form 10-K, filed April 15, 2022, the Company remains in active litigation with EMA Financial, LLC (“EMA”), EMA Group, Inc. (“EMA Group”), and Felicia Preston (“Preston”) (EMA, EMA Group, and Preston together, the “EMA Parties”). The remainder of this disclosure will address all material updates since the aforementioned Form 10-K.

On March 28, 2022, the Company filed its first amended complaint against the EMA Parties (the “EMA Amended Complaint”). On April 22, 2022, the Company and the EMA Parties entered into a Stipulation, which the Court so ordered on May 3, 2022, and established the EMA Parties were required to file and serve their answer and/or pre-motion letter for a motion under Rule 12 to the EMA Amended Complaint on or before June 21, 2022.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934.

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.